GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill activity

Goodwill
Balances at December 31, 2023	–
Acquisition	23,965
Foreign exchange translation	–
Balances at December 31, 2024	$23,965

Schedule of intangible assets

	December 31,
	2024	2023
Trade name per business combination	$0	$4,033,638
Impairment	(0)	(3,059,716)
Less: accumulated amortization	(0)	(195,416)
Foreign exchange translation	(0)	(778,506)
Intangible assets, net	$–	$–

Schedule of patents

	December 31,
	2024	2023
Patents	$904,269	$904,269
Less: accumulated amortization	(701,634)	(650,606)
Patents, net	$202,635	$253,663

Schedule of future expected amortization of patents

As of December 31,
2024	51,028
2025	51,028
2026	51,028
2027	49,551
Thereafter	0
$202,635